Document and Entity Information	May 29, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	ADVISORS' INNER CIRCLE FUND
Central Index Key	0000878719
Amendment Flag	false
Document Creation Date	May 29, 2018
Document Effective Date	May 29, 2018
Prospectus Date	Dec. 13, 2017